Cash Flow Reconciliations - Reconciliation of vessels arising from investing activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Total
Balance, at the beginning of the year	[1]	$ 2,014,783
Depreciation expense		(67,726)	$ (61,770)	[1]	$ (55,693)
Balance, at the end of the year		1,953,057	2,014,783	[1]
LNG vessel component
Opening balance
Vessels at the beginning of the year		2,014,783
Vessels at the end of the year		2,014,783	2,014,783
Cash flows
Additions		4,765
Vessels at the end of the year		4,765
Non-cash items
Additions		1,235
Depreciation expense		(67,726)
Vessels at the end of the year		(66,491)
Total
Balance, at the beginning of the year		2,014,783
Additions		6,000
Depreciation expense		(67,726)
Balance, at the end of the year		$ 1,953,057	$ 2,014,783

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).